Marketable Debt Securities, Available-for-Sale - Debt Securities, Available-for-Sale, Unrealized Loss Position, Fair Value (Detail) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Available For Sale Securities Continuous Unrealized Loss Position Fair Value [Line Items]
Estimated fair value	$ 6,824	$ 38,185
Gross unrealized losses	(163)	(512)
Estimated fair value	0	0
Gross unrealized losses	0	0
Commercial paper [Member]
Available For Sale Securities Continuous Unrealized Loss Position Fair Value [Line Items]
Estimated fair value		12,803
Gross unrealized losses		(22)
Estimated fair value		0
Gross unrealized losses		0
U.S. government securities [Member]
Available For Sale Securities Continuous Unrealized Loss Position Fair Value [Line Items]
Estimated fair value	6,824	11,765
Gross unrealized losses	(163)	(216)
Estimated fair value	0	0
Gross unrealized losses	$ 0	0
Corporate bonds [Member]
Available For Sale Securities Continuous Unrealized Loss Position Fair Value [Line Items]
Estimated fair value		7,276
Gross unrealized losses		(193)
Estimated fair value		0
Gross unrealized losses		0
Certificates of deposit [Member]
Available For Sale Securities Continuous Unrealized Loss Position Fair Value [Line Items]
Estimated fair value		2,975
Gross unrealized losses		(25)
Estimated fair value		0
Gross unrealized losses		0
Asset backed securities [Member]
Available For Sale Securities Continuous Unrealized Loss Position Fair Value [Line Items]
Estimated fair value		2,954
Gross unrealized losses		(45)
Estimated fair value		0
Gross unrealized losses		0
Non-U.S. government securities [Member]
Available For Sale Securities Continuous Unrealized Loss Position Fair Value [Line Items]
Estimated fair value		412
Gross unrealized losses		(11)
Estimated fair value		0
Gross unrealized losses		$ 0